Income Tax: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details [Abstract]
Income tax expense (benefit) based on Canadian tax rates	$ 31,146,013	$ (5,386,423)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	16,872,781	(248,385)
Non-deductible expenses	3,581,209	1,040,629
Withholding tax	2,000,265	0
Change in valuation allowance and other	(18,527,094)	4,594,179
Income tax	$ 35,073,174	$ 0